Report To:
Wheels, Inc.
Wheels SPV 2, LLC
J.P. Morgan Securities LLC
Mizuho Securities USA Inc.
MUFG Securities Americas Inc.
Wells Fargo Securities, LLC

14 July 2016

EY

Building a better working world

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Wheels, Inc.
Wheels SPV 2, LLC
666 Garland Place
Des Plaines, Illinois 60016

J.P. Morgan Securities LLC
383 Madison Avenue
New York, New York 10179

Mizuho Securities USA Inc.
320 Park Avenue, 12th Floor
New York, New York 10022

MUFG Securities Americas Inc.
1221 Avenue of the Americas, 6th Floor
New York, New York 10020

Wells Fargo Securities, LLC
550 South Tryon Street
Charlotte, North Carolina 28202

Re:	Wheels SPV 2, LLC
Series 2016-1 Asset Backed Notes (the “Notes”)
Sample Lease Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist Wheels SPV 2, LLC (the “Issuing Entity”) in evaluating the accuracy of certain information with respect to a pool of leases and the vehicles and equipment subject to such leases (the “Leases”) corresponding to the Notes.  This agreed‑upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of the procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Wheels, Inc. (the “Sponsor”), on behalf of the Issuing Entity, provided us with:

a.	Electronic data files:
i.
Labeled “Wheels_2016-1_Pool.xlsm” and the corresponding record layout and decode information (the “Preliminary Data File”) that the Sponsor, on behalf of the Issuing Entity, indicated contains information on the Leases as of 20 June 2016 (the “Lease Pool Determination Date”),

ii.
Labeled “Wheels_2016-1_Pool_20160623.xlsm” and the corresponding record layout and decode information (the “Base Data File”) that the Sponsor, on behalf of the Issuing Entity, indicated contains updated information on the Leases as of the Lease Pool Determination Date and

iii.
Labeled “Wheels 2016-1 Random Sample Selection (150)_ClntVeh_VIN.xlsx” (the “VIN Schedule”) that the Sponsor, on behalf of the Issuing Entity, indicated contains the vehicle identification number (the “VIN”) information corresponding to each Sample Lease (as defined in Attachment A),

b.	Imaged copies of:
i.	The master lease contract, lease amendment, contract change request approval and/or correction letter (as applicable and collectively, the “Lease Contract”),
ii.	Certain screen shots from the Sponsor’s computerized lease servicing system (the “System Screen Shots”),
iii.	The memo of delivery for the leased vehicle (the “Memo of Delivery”) and
iv.
The certificate of title, completed application for title, pending application for title or online title status (as applicable and collectively, the “Title,” together with the Lease Contract, System Screen Shots and Memo of Delivery, the “Source Documents”)

relating to the Sample Leases,
c.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which are listed on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or observing certain information that is further described in Attachment A.  The Issuing Entity is responsible for the Preliminary Data File, Base Data File, VIN Schedule, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the preparation or verification of any of the information set forth on the Base Data File and Data File.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Preliminary Data File, VIN Schedule, Source Documents or any other information provided to us by the Sponsor, on behalf of the Issuing Entity, upon which we relied in forming our findings.  Accordingly, we make no representation and express no opinion as to (a) the existence of the Leases (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by or on behalf of the Issuing Entity that are described in this report.  We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Leases conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Leases,
iii.	Whether the originator of the Leases complied with federal, state or local laws or regulations or
iv.
Any other factor or characteristic of the Leases that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.  It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 July 2016

Attachment A

Procedures performed and our associated findings

1.
As instructed by the Sponsor, on behalf of the Issuing Entity, we randomly selected a sample of 150 Leases from the Preliminary Data File (the “Sample Leases”).  For the purpose of this procedure, the Sponsor, on behalf of the Issuing Entity, did not inform us as to the basis for how they determined the number of Sample Leases they instructed us to select from the Preliminary Data File.

For the purpose of this procedure, the 150 Sample Leases are referred to as Sample Lease numbers 1 through 150.

2.
For each lease on the Preliminary Data File and Base Data File, we compared the asset ID (the “Asset ID”), as shown on the Preliminary Data File to the corresponding Asset ID, as shown on the Base Data File and noted that no leases other than the Leases were included on the Preliminary Data File or Base Data File.

3.
As instructed by the Sponsor, on behalf the Issuing Entity, for each Sample Lease on the Base Data File, we appended the Base Data File with the corresponding VIN information on the VIN Schedule.  The Base Data File, as appended, is hereinafter referred to the “Data File.”

4.	For each Sample Lease:

a.
We compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the information located on the corresponding Source Documents, subject to the instructions provided by the Sponsor, on behalf of the Issuing Entity, that are stated in the notes to Exhibit 1 to Attachment A.  The Source Document(s) that we were instructed by the Sponsor, on behalf of the Issuing Entity, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A.  All such compared information was in agreement.

b.
We observed that the corresponding Lease Contract contained a signature in the lessee signature section of the Lease Contract.  We performed no procedures to determine the validity of the signature contained in the lessee signature section of the Lease Contract.

c.	We observed that Wheels LT was the named lien holder or owner on the corresponding Title or that the named lien holder or owner on the Title had the word Wheels in its name.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

VIN	(a) Title and Memo of Delivery or (b) Title and System Screen Shots	i.

Lessee name	Lease Contract or System Screen Shots	ii., iii., iv.

Funding description	Lease Contract	v., vi.

Reserve factor	Memo of Delivery or System Screen Shots	vii., viii.

Make	Memo of Delivery

Model	Memo of Delivery

Original stipulated cost	Memo of Delivery or System Screen Shots	ix., x.

Notes:

i.	For identification purposes only.

ii.
For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease (except for Sample Lease numbers 58 and 82), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Lease Contract as the Source Document.

iii.
For the purpose of comparing the lessee name Sample Characteristic for Sample Lease numbers 58 and 82, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document.

iv.
For the purpose of comparing the lessee name Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore differences due to abbreviations, truncations, legal entity descriptors or additional words.

v.
For the purpose of comparing the funding description Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to ignore the index duration or market basket rate index indicator (if applicable), both as shown on the Data File.

Exhibit 1 to Attachment A

Notes: (continued)

vi.
For the purpose of comparing the funding description Sample Characteristic for each Sample Lease, the Sponsor, on behalf of the Issuing Entity, instructed us to use the funding description, as shown on the Lease Contract, which corresponds to the lease type, as shown on the Data File.

vii.
For the purpose of comparing the reserve factor Sample Characteristic for each Sample Lease (except for Sample Lease number 37), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

viii.
For the purpose of comparing the reserve factor Sample Characteristic for Sample Lease number 37, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots as the Source Document.

ix.
For the purpose of comparing the original stipulated cost Sample Characteristic for each Sample Lease (except for Sample Lease numbers 1, 6, 7, 11, 12, 14, 16, 17, 18, 20, 21, 22, 29, 31, 38, 39, 44, 47, 49, 53, 60, 61, 79, 88, 90, 93, 101, 104, 111, 119, 137, 148 and 149), the Sponsor, on behalf of the Issuing Entity, instructed us to use the Memo of Delivery as the Source Document.

x.
For the purpose of comparing the original stipulated cost Sample Characteristic for Sample Lease numbers 1, 6, 7, 11, 12, 14, 16, 17, 18, 20, 21, 22, 29, 31, 38, 39, 44, 47, 49, 53, 60, 61, 79, 88, 90, 93, 101, 104, 111, 119, 137, 148 and 149, the Sponsor, on behalf of the Issuing Entity, instructed us to use the System Screen Shots  as the Source Document.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Issuing Entity, that are described in the notes above.